091-08741-fu

| For Internal Use Only<br>Sec File No. 9- | Submit 1 Original<br>and 4 copies | OMB APPROVAL<br>OMB Number: 3235-0504<br>Expires July 31, 2004<br>Estimated average burden<br>hours per response. . 2.00 |
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[redacted]

10047374

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 21 2010
DIVISION OF TRADING & MARKETS

**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**WASHINGTON, D.C. 20549**
**AMENDED FORM 19b-4(e)**

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
**EDGX Exchange, Inc**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
**Bank of America**

3. Class of New Derivative Securities Product:
**Index-Linked Note**

4. Name of Underlying Instrument:
**MSPX, MTTX: S&P 500 Index; PDNT: Dow Jones Industrial Average**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
**The 2 indexes referred to in item 4 above are Broad-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:
**MSPX, MTTX, PDNT**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
**MSPX: AMEX, ARCA, NASDAQ, NYSE; MTTX: AMEX, ARCA, NASDAQ, NYSE; PDNT: AMEX, ARCA, NASDAQ, NYSE**

8. Settlement Methodology of New Derivative Securities Product:
**T+3, Physical Settlement**

9. Position Limits of New Derivative Securities Product (if applicable):
**Not Applicable**

**Part II** — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

| | |
|---|---|
| Name of Official Responsible for Form: | **Eric W Hess** |
| Title: | **General Counsel** |
| Telephone Number: | **201-942-8239** |
| Manual Signature of Official Responsible for Form: | [signature] |
| Date: | **19-Jul-10** |

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUL 21 2010 |